Scully and its Significant Subsidiaries	12 Months Ended
Dec. 31, 2019
Scully and its Significant Subsidiaries
Scully and its Significant Subsidiaries

Note 29. Scully and its Significant Subsidiaries

Scully, through an affiliate, has an office at Unit 803, Dina House, Ruttonjee Centre, 11 Duddell Street, Hong Kong SAR, China.

A subsidiary is an entity that is controlled by Scully. The following table shows the Company’s direct and indirect significant subsidiaries as at December 31, 2019. The table excludes subsidiaries which only hold intercompany assets and liabilities and do not have an active business as well as subsidiaries whose results and net assets did not materially impact the consolidated results and net assets of the Group.

	Country of	Proportion of
Subsidiaries	Incorporation	Interest *

Merkanti Holding plc	Malta	100%
1178936 B.C. Ltd.	Canada	100%
Merkanti (A) International Ltd.	Malta	100%
Merkanti (D) International Ltd.	Malta	100%

* The Group's proportional voting interests are identical to its proportional beneficial interests, except that it holds a 99.72% proportional beneficial interest in each of Merkanti (A) International Ltd. and Merkanti (D) International Ltd.

As at December 31, 2019, the Group controlled entities in which the Group held more than 50% of the voting rights and did not control any entities in which the Group held 50% or less of the voting rights. The Group’s proportional voting interests in the subsidiaries are identical to its proportional beneficial interests.

As at December 31, 2019, none of the non-controlling interests are material to the Group. As at December 31, 2019, there were no significant restrictions (statutory, contractual and regulatory restrictions, including protective rights of non-controlling interests) on Scully’s ability to access or use the assets and settle the liabilities of the Group except for amounts presented as restricted cash. See "Currency Risk" in Note 27.

During the year ended December 31, 2019, the Group put a subsidiary into a voluntary dissolution (see Note 5), sold the shares of certain manufacturing/processing subsidiaries and abandoned certain inactive subsidiaries, resulting in a net gain of $2,243 (see Note 19) which was included in the consolidated statement of operations. In addition, the Group issued shares in a subsidiary to a third party, resulting in a gain of $229 which was credited to retained earnings directly.

During the year ended December 31, 2018, the Group completed merchant banking transactions which resulted in (i) recognition of a pre-tax gain of $25,740; (ii) recognition of deferred tax expense of $7,204; (iii) reclassification of cumulative translation loss of $672 from accumulated other comprehensive income to profit or loss; (iv) recognition of a long-term liability of $3,645; (v) recognition of non-controlling interests of $6,441 in another subsidiary and (vi) a debit adjustment of $6,284 to deficit under equity. The Group also disposed of several other subsidiaries. In aggregate, the Group recognized  a net gains of $25,099 (see Note 19) on the deconsolidation of subsidiaries during the year ended December 31, 2018.

During the year ended December 31, 2017, two subsidiaries, pursuant to the terms of respective option deeds (see Note 24), issued shares to the non-controlling interests. These share issuances were accounted for as equity transactions and were credited to non-controlling interests directly. As of December 31, 2018, such rights had been exercised in respect of less than 0.5% of the ownership of each such subsidiary.

During the year ended December 31, 2017, the Group sold the shares of a non-core Latin America focused commodities trading subsidiary, resulting in a gain of $57  (see Note 26). The Group also disposed of several other subsidiaries. In aggregate, the Group recognized a net gain of $1,087 (see Note 19) on the deconsolidation of subsidiaries during the year ended December 31, 2017.